Schedule of Investments (unaudited)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes
Advertising — 0.4%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(a)	$50	$52,422
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/22)(a)	80	85,085
		137,507
Aerospace & Defense — 2.8%
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)	60	66,529
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	210	244,314
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 08/30/21)(a)	35	36,567
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	160	161,213
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)	95	99,947
7.50%, 04/15/25 (Call 04/15/22)(a)	215	228,173
TransDigm Inc., 8.00%, 12/15/25 (Call 04/08/22)(a)	200	215,066
		1,051,809
Airlines — 2.3%
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	80	71,177
American Airlines Inc., 11.75%, 07/15/25(a)	420	525,000
American Airlines Pass Through Trust, Series 2013-1, Class A, 4.00%, 07/15/25	52	50,642
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	86	96,924
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	41	41,011
United Airlines Holdings Inc., 4.88%, 01/15/25	60	61,488
		846,242
Apparel — 0.9%
Hanesbrands Inc., 5.38%, 05/15/25 (Call 05/15/22)(a)	125	131,111
Levi Strauss & Co., 5.00%, 05/01/25 (Call 08/30/21)(b)	14	14,301
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(a)	95	100,020
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 08/26/21)(a)	70	75,142
		320,574
Auto Manufacturers — 4.9%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	225	249,988
Ford Motor Co., 9.00%, 04/22/25 (Call 03/22/25)	420	516,856
Ford Motor Credit Co. LLC
3.38%, 11/13/25 (Call 10/13/25)(b)	220	229,834
4.13%, 08/04/25	155	165,861
4.69%, 06/09/25 (Call 04/09/25)	65	70,595
5.13%, 06/16/25 (Call 05/16/25)	200	220,348
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25 (Call 10/15/22)(a)	125	136,338
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(a)	200	205,402
Wabash National Corp., 5.50%, 10/01/25 (Call 08/16/21)(a)	45	45,630
		1,840,852
Auto Parts & Equipment — 2.1%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	110	120,282
American Axle & Manufacturing Inc., 6.25%, 04/01/25 (Call 08/30/21)(b)	65	67,194
BorgWarner Inc., 5.00%, 10/01/25(a)	40	46,219
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	90	95,582
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/30/21)(a)	35	36,130
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25 (Call 05/31/22)(b)	140	154,966
Security	Par (000)	Value

Auto Parts & Equipment (continued)
Meritor Inc., 6.25%, 06/01/25 (Call 06/01/22)(a)(b)	$70	$74,138
ZF North America Capital Inc., 4.75%, 04/29/25(a)	175	189,863
		784,374
Banks — 1.1%
CIT Group Inc., 5.25%, 03/07/25 (Call 12/07/24)	70	78,986
Deutsche Bank AG, 4.50%, 04/01/25	235	253,619
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 08/30/21)(a)	63	65,552
		398,157
Building Materials — 0.9%
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	95	102,127
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 08/30/21)(a)	45	45,855
6.25%, 05/15/25 (Call 05/15/22)(a)	70	74,557
Koppers Inc., 6.00%, 02/15/25 (Call 08/30/21)(a)	45	46,060
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/25 (Call 08/16/21)(a)	55	55,667
		324,266
Chemicals — 1.9%
Chemours Co. (The), 7.00%, 05/15/25 (Call 08/30/21)	55	56,767
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 08/30/21)(a)	75	76,189
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(a)	65	66,540
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(a)	65	67,337
Olin Corp., 9.50%, 06/01/25 (Call 03/01/25)(a)	85	106,168
PQ Corp., 5.75%, 12/15/25 (Call 08/02/21)(a)	30	30,863
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 08/30/21)(a)	90	92,957
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 08/30/21)(a)(b)	55	56,058
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	100	105,893
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 08/30/21)(a)(b)	65	62,548
		721,320
Coal — 0.0%
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)	15	14,937

Commercial Services — 2.7%
Aptim Corp., 7.75%, 06/15/25 (Call 08/16/21)(a)	50	43,117
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.25%, 03/15/25 (Call 08/30/21)(a)	19	19,302
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	55	57,846
IHS Markit Ltd., 4.75%, 02/15/25 (Call 11/15/24)(a)	200	223,402
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/15/22)(a)(b)	95	99,631
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25 (Call 08/30/21)(a)(b)	55	56,482
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 08/30/21)(a)	70	71,966
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	175	187,082
9.25%, 04/15/25 (Call 03/16/25)(a)	130	152,112
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 08/16/21)(a)	100	93,238
		1,004,178
Computers — 1.1%
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 07/15/22)(a)	130	142,817
NCR Corp., 8.13%, 04/15/25 (Call 04/15/22)(a)	80	86,928

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman, 4.75%, 01/01/25	$95	$105,134
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/22)(a)	70	73,916
		408,795
Distribution & Wholesale — 1.2%
Avient Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	100	105,250
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(a)	85	86,407
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)	80	86,929
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 08/30/21)(a)(b)	155	158,556
		437,142
Diversified Financial Services — 4.5%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	170	194,463
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 08/12/21)(a)	105	109,755
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	120	130,227
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	65	67,619
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)	60	59,681
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(a)	80	81,762
Navient Corp., 6.75%, 06/25/25	80	89,071
OneMain Finance Corp.
6.88%, 03/15/25	225	255,638
8.88%, 06/01/25 (Call 06/01/22)	165	181,556
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)	115	120,717
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)	55	59,244
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 08/30/21)(a)	55	56,223
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	80	86,428
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	60	65,129
United Wholesale Mortgage LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)	135	139,061
		1,696,574
Electric — 0.9%
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	70	75,152
Drax Finco PLC, 6.63%, 11/01/25 (Call 08/10/21)(a)	85	87,864
FirstEnergy Corp., 2.05%, 03/01/25 (Call 02/01/25)	65	65,950
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(a)	90	99,819
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	13	13,657
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	13	13,485
		355,927
Electrical Components & Equipment — 0.7%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/22)(a)	235	253,191

Electronics — 0.5%
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	70	75,247
Sensata Technologies BV, 5.00%, 10/01/25(a)	115	128,326
		203,573
Engineering & Construction — 1.2%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/30/21)(a)(b)	165	168,077
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	160	176,675
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/16/21)(a)(b)	95	98,089
		442,841
Entertainment — 6.6%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)	70	74,529
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)(b)	70	72,314
Security	Par (000)	Value

Entertainment (continued)
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	$565	$596,075
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 08/10/21)(a)	310	312,350
5.75%, 07/01/25 (Call 07/01/22)(a)(b)	170	178,580
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	160	166,157
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/22)(a)	60	64,322
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)	180	200,885
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)	55	57,820
Scientific Games International Inc.
5.00%, 10/15/25 (Call 08/30/21)(a)(b)	205	210,637
8.63%, 07/01/25 (Call 07/01/22)(a)	100	108,027
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 08/25/21)(a)(b)	54	58,349
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	130	138,779
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	110	116,877
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%,04/15/25 (Call 04/15/22)(a)	110	117,158
		2,472,859
Environmental Control — 0.9%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 08/30/21)	45	46,620
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(a)	130	133,750
4.25%, 06/01/25 (Call 06/01/22)(a)	95	98,612
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	56	64,249
		343,231
Food — 1.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 5.75%, 03/15/25 (Call 08/30/21)(b)	13	13,269
B&G Foods Inc., 5.25%, 04/01/25 (Call 08/30/21)	100	102,718
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 08/30/21)(a)	50	52,062
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)(b)	80	91,234
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 08/20/21)(a)	35	35,695
Performance Food Group Inc., 6.88%, 05/01/25 (Call 05/01/22)(a)	65	69,161
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(a)	160	168,777
		532,916
Food Service — 1.1%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/30/21)(a)(b)	85	87,230
6.38%, 05/01/25 (Call 05/01/22)(a)	305	321,574
		408,804
Forest Products & Paper — 0.1%
Clearwater Paper Corp., 5.38%, 02/01/25(a)	50	53,408

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%,05/20/25 (Call 02/20/25)	110	121,268

Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 08/10/21)(a)	40	41,687

Health Care - Products — 0.1%
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(a)	18	19,261

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services — 5.0%
Air Methods Corp., 8.00%, 05/15/25 (Call 08/30/21)(a)	$80	$75,171
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	75	77,063
CHS/Community Health Systems Inc., 6.63%, 02/15/25 (Call 02/15/22)(a)	252	264,381
Encompass Health Corp., 5.75%, 09/15/25 (Call 08/30/21)	40	41,020
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)(b)	95	98,604
HCA Inc.
5.38%, 02/01/25	535	605,700
7.69%, 06/15/25(b)	50	61,012
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/22)(a)	110	116,215
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	80	85,335
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	155	166,668
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	125	128,934
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 08/30/21)(a)	40	40,702
Tenet Healthcare Corp., 7.50%, 04/01/25 (Call 04/01/22)(a)	125	134,413
		1,895,218
Holding Companies - Diversified — 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 08/30/21)	130	134,091
Stena International SA, 6.13%, 02/01/25 (Call 02/01/22)(a)	60	62,139
		196,230
Home Builders — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/25 (Call 08/02/21)(a)	30	31,013
Century Communities Inc., 5.88%, 07/15/25 (Call 08/30/21)	40	41,304
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	75	79,260
M/I Homes Inc., 5.63%, 08/01/25 (Call 08/16/21)	20	20,576
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	65	73,840
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(a)	55	58,491
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	98	103,877
Toll Brothers Finance Corp., 4.88%, 11/15/25 (Call 08/15/25)(b)	60	67,213
		475,574
Household Products & Wares — 0.1%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 08/30/21)	50	51,345

Housewares — 0.8%
American Greetings Corp., 8.75%, 04/15/25 (Call 08/30/21)(a)	50	52,188
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)	125	133,154
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	95	105,387
		290,729
Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 08/30/21)(a)	155	157,585
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/30/21)(a)	55	55,998
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	65	74,330
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)(b)	85	95,378
USI Inc./NY, 6.88%, 05/01/25 (Call 08/30/21)(a)	80	81,485
		464,776
Internet — 2.0%
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	135	145,048
5.88%, 02/15/25	135	155,448
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 08/10/21)(a)	125	126,677
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	95	101,650
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(a)	160	171,589
Security	Par (000)	Value

Internet (continued)
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	$40	$45,496
		745,908
Iron & Steel — 0.6%
Cleveland-Cliffs Inc., 9.88%, 10/17/25 (Call 10/17/22)(a)	111	129,744
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/21)	85	86,595
		216,339
Leisure Time — 1.9%
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 08/30/21)(a)	60	59,188
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25 (Call 06/01/22)(a)	420	480,779
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 08/30/21)(a)	35	34,925
13.00%, 05/15/25 (Call 05/15/22)(a)	125	145,000
		719,892
Lodging — 3.8%
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(a)	110	120,286
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/22)(a)	80	83,770
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	95	100,547
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 08/30/21)(b)(c)	125	127,024
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	150	163,290
6.75%, 05/01/25 (Call 05/01/22)	130	138,048
Station Casinos LLC, 5.00%, 10/01/25 (Call 08/30/21)(a)	39	39,503
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 07/15/22)(a)	200	208,178
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 08/30/21)(a)	55	54,695
Travel + Leisure Co., 6.60%, 10/01/25 (Call 07/01/25)	60	67,178
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%,03/01/25 (Call 12/01/24)(a)	300	318,012
		1,420,531
Machinery — 0.4%
Clark Equipment Co., 5.88%, 06/01/25 (Call 06/01/22)(a)	25	26,453
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 08/30/21), (13.75% PIK)(a)(b)(d)	65	70,466
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 08/30/21)(a)	55	56,122
		153,041
Manufacturing — 0.8%
Bombardier Inc., 7.50%, 03/15/25 (Call 08/30/21)(a)(b)	241	246,015
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	55	58,683
		304,698
Media — 1.3%
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/30/21)(b)	90	92,241
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(a)	45	48,024
Meredith Corp., 6.50%, 07/01/25 (Call 07/01/22)(a)	70	75,464
Univision Communications Inc.
5.13%, 02/15/25 (Call 08/10/21)(a)	180	182,961
9.50%, 05/01/25 (Call 05/01/22)(a)	80	87,643
		486,333
Mining — 0.4%
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	120	126,817
New Gold Inc., 6.38%, 05/15/25 (Call 08/30/21)(a)	8	8,244
		135,061

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25 (Call 05/01/22)	$85	$88,255
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	120	127,752
		216,007
Oil & Gas — 7.7%
Antero Resources Corp., 5.00%, 03/01/25 (Call 08/30/21)(b)	110	111,913
Apache Corp., 4.63%, 11/15/25 (Call 08/15/25)	90	96,786
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)	85	93,985
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)(b)	70	79,883
Comstock Resources Inc., 7.50%, 05/15/25 (Call 08/30/21)(a)	19	19,668
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 08/30/21)(a)	165	169,158
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	105	101,953
Endeavor Energy Resources LP/EER Finance Inc., 6.63%,
07/15/25 (Call 07/15/22)(a)	110	116,365
EQT Corp., 6.63%, 02/01/25 (Call 01/01/25)	165	190,643
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 08/30/21)(a)	50	50,720
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	95	97,661
MEG Energy Corp., 6.50%, 01/15/25 (Call 08/30/21)(a)	72	74,341
Murphy Oil Corp., 5.75%, 08/15/25 (Call 08/30/21)	130	132,652
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	100	84,980
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 08/31/21)(a)	150	152,669
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)	110	112,017
5.50%, 12/01/25 (Call 09/01/25)	130	143,023
5.88%, 09/01/25 (Call 06/01/25)	165	182,845
8.00%, 07/15/25 (Call 04/15/25)	80	95,234
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%,12/15/25 (Call 08/30/21)(a)	55	54,531
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25 (Call 05/15/22)(a)(b)	195	180,012
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)	120	124,342
SM Energy Co.
5.63%, 06/01/25 (Call 08/30/21)	60	58,925
10.00%, 01/15/25 (Call 06/17/22)(a)	65	72,339
Southwestern Energy Co., 6.45%, 01/23/25 (Call 10/23/24)	145	158,621
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/30/21)(a)(b)	65	64,350
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 08/30/21)(a)	55	55,260
		2,874,876
Oil & Gas Services — 0.3%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 08/30/21)(a)	60	60,415
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 08/30/21)	50	44,002
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(a)	35	22,866
		127,283
Packaging & Containers — 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(a)	125	130,450
6.00%, 02/15/25 (Call 08/10/21)(a)	100	103,082
Ball Corp., 5.25%, 07/01/25	210	237,355
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 08/30/21)(a)	85	86,063
Matthews International Corp., 5.25%, 12/01/25 (Call 08/30/21)(a)(b)	55	56,684
Security	Par (000)	Value

Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 08/30/21)(a)(b)	$215	$209,730
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)	45	48,164
6.38%, 08/15/25(a)(b)	50	55,861
Pactiv LLC, 7.95%, 12/15/25	25	28,068
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 08/30/21)(a)	70	71,340
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	65	72,445
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 08/30/21)	35	35,492
Trident TPI Holdings Inc., 6.63%, 11/01/25 (Call 08/10/21)(a)	35	35,825
		1,170,559
Pharmaceuticals — 3.1%
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 08/30/21)(a)	300	306,495
6.13%, 04/15/25 (Call 08/30/21)(a)	354	361,682
9.00%, 12/15/25 (Call 12/15/21)(a)	295	314,945
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	115	124,804
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)	70	73,622
		1,181,548
Pipelines — 4.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%,12/15/25 (Call 12/15/22)(a)	95	102,346
Buckeye Partners LP, 4.13%, 03/01/25 (Call 02/01/25)(a)	80	82,917
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 08/30/21)(b)	95	97,298
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	130	144,301
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	115	119,010
EQM Midstream Partners LP, 6.00%, 07/01/25 (Call 04/01/25)(a)	115	125,142
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%,10/01/25 (Call 08/30/21)(b)	85	84,694
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 08/12/22)(a)	50	51,492
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	200	204,084
NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%,03/01/25 (Call 08/30/21)	65	55,183
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)(b)	100	109,323
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	95	99,253
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	65	66,360
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 08/30/21)(b)	40	36,848
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/25 (Call 10/01/22)(a)	100	108,616
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	80	82,806
4.35%, 02/01/25 (Call 01/01/25)	160	167,848
		1,737,521
Real Estate — 0.7%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 08/30/21)(a)	85	89,104
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 08/30/21)(a)	80	81,893
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25 (Call 06/15/22)(a)	100	107,862
		278,859
Real Estate Investment Trusts — 4.6%
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/22)	160	176,606

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)(b)	$55	$58,760
Felcor Lodging LP, 6.00%, 06/01/25 (Call 08/16/21)(b)	45	45,957
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/25 (Call 04/15/22)(a)	80	84,042
iStar Inc., 4.25%, 08/01/25 (Call 05/01/25)	95	98,730
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 08/16/21)(a)	50	50,751
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 4.63%, 06/15/25 (Call 03/15/25)(a)	145	154,290
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	90	90,077
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(a)	45	48,764
Service Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	60	59,822
7.50%, 09/15/25 (Call 06/15/25)	125	140,934
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	80	84,803
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 02/15/22)(a)	385	410,129
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(a)	130	132,904
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	75	79,945
		1,716,514
Retail — 4.9%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 04/15/22)(a)(b)	95	100,330
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	75	82,928
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(a)	80	83,112
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	95	100,617
eG Global Finance PLC
6.75%, 02/07/25 (Call 08/10/21)(a)	105	107,750
8.50%, 10/30/25 (Call 10/30/21)(a)	100	104,801
Gap Inc. (The), 8.63%, 05/15/25 (Call 05/15/22)(a)	135	147,539
Golden Nugget Inc., 8.75%, 10/01/25 (Call 08/30/21)(a)(b)	40	42,124
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)	135	144,399
L Brands Inc., 9.38%, 07/01/25(a)	90	116,760
Lithia Motors Inc., 5.25%, 08/01/25 (Call 08/01/21)(a)	35	35,919
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	230	250,672
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)(b)	105	108,268
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)	95	101,887
Rite Aid Corp., 7.50%, 07/01/25 (Call 07/01/22)(a)	90	90,338
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 08/30/21)(b)	50	51,594
8.75%, 04/30/25 (Call 04/30/22)(a)(b)	25	27,251
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%,11/28/25 (Call 11/28/22)(a)(b)	60	62,108
Yum! Brands Inc., 7.75%, 04/01/25 (Call 04/01/22)(a)	80	86,574
		1,844,971
Semiconductors — 0.8%
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	75	80,390
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	215	226,023
		306,413
Software — 1.8%
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/30/21)(a)	85	86,657
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)	135	143,990
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 08/10/21)(a)	185	187,501
Security	Par/ Shares (000)	Value

Software (continued)
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(a)	$70	$71,942
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/21)(a)	195	202,320
		692,410
Telecommunications — 3.5%
Cincinnati Bell Inc., 8.00%, 10/15/25 (Call 10/15/21)(a)	30	31,500
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 08/10/21)(a)	248	251,792
Intrado Corp., 8.50%, 10/15/25 (Call 08/30/21)(a)	95	92,378
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 08/30/21)	55	56,271
Lumen Technologies Inc., 5.63%, 04/01/25 (Call 01/01/25)	130	141,826
Qwest Corp., 7.25%, 09/15/25	45	53,172
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	315	371,684
VEON Holdings BV, 4.00%, 04/09/25 (Call 01/09/25)(a)	225	236,837
ViaSat Inc., 5.63%, 09/15/25 (Call 08/10/21)(a)	80	81,334
		1,316,794
Transportation — 0.8%
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	80	90,401
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/01/22)(a)	183	194,284
		284,685
Trucking & Leasing — 0.3%
Fortress Transportation & Infrastructure Investors LLC, 6.50%,10/01/25 (Call 10/01/21)(a)	120	124,434

Total Corporate Bonds & Notes — 97.6%
(Cost: $35,845,311)		36,664,242

Short-Term Investments
Money Market Funds — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	3,505	3,506,739
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	1,020	1,020,000
		4,526,739
Total Short-Term Investments — 12.1%
(Cost: $4,525,960)		4,526,739
Total Investments in Securities — 109.7%
(Cost: $40,371,271)		41,190,981
Other Assets, Less Liabilities — (9.7)%		(3,628,179)
Net Assets — 100.0%		$37,562,802

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Payment-in-kind ("PIK") bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,893,672	$1,613,558	(a)	$—	$(504)	$13	$3,506,739	3,505	$6,016	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	334,000	686,000	(a)	—	—	—	1,020,000	1,020	45		—
					$(504)	$13	$4,526,739		$6,061		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$36,664,242	$—	$36,664,242
Money Market Funds	4,526,739	—	—	4,526,739
	$4,526,739	$36,664,242	$—	$41,190,981

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind